Taxes (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Current	$ 1,591	$ 7,870	$ 5,793	$ 31,119
Deferred	0	0	0	238,248
Total	$ 1,591	$ 7,870	$ 5,793	$ 269,367